SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating lease liabilities – current portion	$ 60,575	$ 154,254
Operating lease liabilities – non-current portion	71,910
Total	$ 132,485	$ 154,254